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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

13035224

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company

3. Class of New Derivative Securities Product:
Exchange Traded Fund

4. Name of Underlying Instrument:
NASDAQ International Multi-Asset Diversified Income Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:
YDIV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Hong Kong, Taiwan, Shanghai, Singapore, Warsaw, ASE, Sant. Comerc, Istanbul, Philippines, Toronto, London, Prague SE, EN Brussels, EN Amsterdam, EN Lisbon, NYSE Arca, EN Paris, MICEX Main, Xetra, Stockholm, Vienna, New York, SIX Swiss Ex, Brsa Italiana, Oslo, Bursa Malays, Bangkok, Copenhagen

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle T+3 (cash settled)

9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President, Listing Qualifications

Telephone Number:
(301) 978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date:
8/26/2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 28 2013

SEC 2449 (6-01)